UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number—811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally

Timothy Partners, Ltd.

105 Maitland Center Commons

Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—87.98%

number of shares		market value
	AEROSPACE/DEFENSE—5.27%
56,000	BE Aerospace, Inc. *	$485,520
45,300	Moog, Inc.—Class A *	1,036,011
28,500	Teledyne Technologies, Inc. *	760,380

		2,281,911

	APPLICATIONS SOFTWARE—2.31%
57,500	Progress Software Corp. *	998,200

	BUILDING—MAINTENANCE & SERVICE—2.18%
55,100	Rollins, Inc.	944,965

	BUILDING PRODUCT—AIR & HEATING—2.33%
38,100	Lennox International, Inc.	1,008,126

	COMMERCIAL BANKS—CENTRAL US—3.37%
48,426	Texas Capital Bancshares, Inc. *	545,277
21,500	UMB Financial Corp.	913,535

		1,458,812

	COMMERCIAL BANKS—SOUTHERN US—0.95%
23,900	United Bankshares, Inc.	412,036

	COMPUTER SERVICES—2.48%
83,300	Perot Systems Corp.—Class A *	1,072,904

	COMPUTER SOFTWARE—2.27%
49,300	Metavante Technologies, Inc. *	984,028

	COSMETICS & TOILETRIES—2.06%
15,900	Chattem, Inc. *	891,195

	DIVERSIFIED MANUFACTURING OPERATIONS—1.88%
32,298	A.O. Smith Corp.	813,264

	ELECTRIC—INTEGRATED—6.97%
70,000	Avista Corp.	964,600
50,100	Cleco Corp.	1,086,669
55,200	Westar Energy, Inc.	967,656

		3,018,925

	ELECTRONIC COMPONENTS—MISCELLANEOUS—2.34%
90,300	Benchmark Electronics, Inc. *	1,011,360

	ENTERPRISE SOFTWARE/SERVICES—1.92%
19,800	ManTech International Corp.—Class A *	829,620

	FINANCE—INVESTMENT BANK/BROKER—3.92%
50,300	Knight Capital Group, Inc.—Class A *	741,422
22,100	Stifel Financial Corp. *	957,151

		1,698,573

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—87.98% (continued)

number of shares		market value
	FOOD—MISCELLANEOUS/DIVERSIFIED—3.59%
17,200	Diamond Foods, Inc.	$480,396
31,102	J & J Snack Foods Corp.	1,075,818

		1,556,214

	FOOTWEAR & RELATED APPAREL—2.14%
59,500	Wolverine World Wide, Inc.	927,010

	HOTELS & MOTELS—2.17%
110,800	Marcus Corp.	941,800

	MACHINERY—CONSTRUCTION/MINING—2.30%
38,000	Astec Industries, Inc. *	996,740

	MACHINERY—GENERAL INDUSTRY—2.16%
28,900	Middleby Corp. *	937,227

	METAL PROCESSORS & FABRICATORS—2.24%
35,500	Kaydon Corp.	970,215

	MISCELLANEOUS MANUFACTURING—2.23%
31,000	Aptargroup, Inc.	965,340

	MULTIMEDIA—2.25%
19,500	Factset Research Systems, Inc	974,805

	PROPERTY/CASUALTY INSURANCE—2.31%
95,500	SeaBright Insurance Holdings, Inc. *	998,930

	PROTECTION—SAFETY—2.25%
43,200	Brink’s Home Security Holdings, Inc. *	976,320

	PUBLISHING—BOOKS—2.23%
32,500	John Wiley & Sons, Inc.—Class A	967,850

	REINSURANCE—2.32%
37,100	IPC Holdings, Ltd.	1,003,184

	RETAIL—APPAREL/SHOE—3.58%
37,100	Aeropostale, Inc. *	985,376
17,650	The Buckle, Inc.	563,564

		1,548,940

	RETAIL—CONVENIENCE STORE—2.25%
36,600	Casey’s General Stores, Inc.	975,756

	RETAIL—DISCOUNT—2.24%
30,300	BJ’s Wholesale Club, Inc. *	969,297

	SAVINGS & LOANS/THRIFTS—EASTERN U.S.—2.27%
90,100	First Niagara Financial Group, Inc.	982,090

	SEMICONDUCTOR EQUIPMENT—2.62%
77,300	MKS Instruments, Inc. *	1,133,991

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—87.98% (continued)

number of shares		market value
	STEEL PIPE & TUBE—2.06%
31,300	Northwest Pipe Co. *	$891,111

	TRANSPORTATION—RAIL—2.23%
45,500	Genesee & Wyoming, Inc. *	966,875

	TRANSPORTATION—TRUCK—2.29%
29,600	Landstar System, Inc.	990,712

	Total Common Stocks (cost $44,999,153)	38,098,326

REITs—8.35%
number of shares		market value
	MANUFACTURED HOMES—2.52%
28,600	Equity Lifestyle Properties, Inc.	1,089,660

	PAPER & RELATED PRODUCTS—2.40%
44,800	Potlatch Corp.	1,038,912

	OFFICE PROPERTY—2.42%
53,000	Mack-Cali Realty Corp.	1,049,930

	REGIONAL MALLS—1.01%
25,600	Taubman Centers, Inc.	436,224

	Total REITs (cost $4,626,822)	3,614,726

SHORT-TERM INVESTMENTS—1.42%
number of shares		market value
616,050	Timothy Plan Money Market Fund, 0.07%(A)(B)	616,050

	Total Short-Term Investments (cost $616,050)	616,050

	TOTAL INVESTMENTS (cost $50,242,025)—97.75%	$42,329,102

	OTHER ASSETS LESS LIABILITIES—2.25%	973,260

	NET ASSETS—100.00%	$43,302,362

	* Non-income producing securities.
	(A) Variable rate security; the rate shown represents the yield at March 31, 2009.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009.

	Gross Unrealized Appreciation	$1,215,164
	Gross Unrealized Depreciation	(9,128,087)

	Net Unrealized Gain/(Loss)	$(7,912,923)

	Cost of Investments	$50,242,025

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—89.79%

number of shares		market value
	AGRICULTURAL OPERATIONS—2.85%
35,900	Bunge, Ltd.	$2,033,735

	BEVERAGES—NON-ALCOHOLIC—2.35%
99,100	Dr Pepper Snapple Group, Inc. *	1,675,781

	COSMETICS & TOILETRIES—2.47%
29,900	Colgate-Palmolive Co.	1,763,502

	DENTAL SUPPLIES & EQUIPMENT—1.08%
28,800	Dentsply International, Inc.	773,280

	ELECTRIC PRODUCTS—MISCELLANEOUS—2.34%
58,500	Emerson Electric Co.	1,671,930

	ELECTRIC—INTEGRATED—9.81%
49,200	American Electric Power Co., Inc.	1,242,792
45,400	Dominion Resources, Inc.	1,406,946
33,500	FirstEnergy Corp.	1,293,100
31,500	FPL Group, Inc.	1,597,995
47,700	The Southern Co.	1,460,574

		7,001,407

	ENGINEERING/R&D SERVICES—1.77%
72,200	Foster Wheeler AG *	1,261,334

	ENTERPRISE SOFTWARE/SERVICES—4.99%
108,800	CA, Inc.	1,915,968
54,300	Sybase, Inc. *	1,644,747

		3,560,715

	FOOD—CONFECTIONERY—2.04%
39,000	The JM Smucker Co.	1,453,530

	HEALTH CARE COST CONTAINMENT/MANAGEMENT—2.05%
41,700	McKesson Corp.	1,461,168

	INSTRUMENTS—SCIENTIFIC—2.47%
49,300	Thermo Fisher Scientific, Inc. *	1,758,531

	INSURANCE BROKERS—2.11%
68,300	Willis Group Holdings, Ltd.	1,502,600

	INTERNET SECURITY—3.06%
65,100	McAfee, Inc. *	2,180,850

	INVESTMENT MANAGEMENT/ADVISORY SERVICES—7.16%
13,000	BlackRock, Inc.	1,690,520
80,000	Eaton Vance Corp.	1,828,000
114,800	Invesco, Ltd.	1,591,128

		5,109,648

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—89.79% (continued)

number of shares		market value
	MACHINERY—PUMPS—2.45%
31,200	Flowserve Corp.	$1,750,944

	MEDICAL LABS & TESTING SERVICES—2.71%
33,000	Laboratory Corp. of America Holdings *	1,930,170

	MEDICAL PRODUCTS—2.39%
51,300	Covidien, Ltd.	1,705,212

	MULTI-LINE INSURANCE—2.13%
37,700	ACE, Ltd.	1,523,080

	OIL COMPANIES—EXPLORATION & PRODUCTION—6.71%
22,700	Apache Corp.	1,454,843
31,000	Devon Energy Corp.	1,385,390
35,000	Occidental Petroleum Corp.	1,947,750

		4,787,983

	OIL COMPANIES—INTEGRATED—10.99%
36,900	ConocoPhillips	1,445,004
45,400	Exxon Mobil Corp.	3,091,740
62,300	Marathon Oil Corp.	1,637,867
37,300	Murphy Oil Corp.	1,669,921

		7,844,532

	PROPERTY/CASUALTY INSURANCE—2.01%
26,600	Arch Capital Group, Ltd. *	1,432,676

	REINSURANCE—1.91%
60,600	Axis Capital Holdings, Ltd.	1,365,924

	RETAIL—AUTO PARTS—3.47%
60,300	Advance Auto Parts, Inc.	2,477,124

	RETAIL—DISCOUNT—2.25%
34,700	Costco Wholesale Corp.	1,607,304

	SUPER-REGIONAL BANKS—U.S.—2.03%
49,400	PNC Financial Services Group, Inc.	1,446,926

	TELECOMMUNICATION EQUIPMENT—1.91%
47,200	Harris Corp.	1,365,968

	TRANSPORTATION—RAIL—2.28%
39,500	Union Pacific Corp.	1,623,845

	Total Common Stocks (cost $79,610,367)	64,069,699

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

MASTER LIMITED PARTNERSHIPS—2.30%

number of shares		market value
	FINANCE—INVESTMENT BANKER/BROKER—2.30%
55,800	Lazard, Ltd.—Class A	$1,640,520

	Total Master Limited Partnerships (cost $2,261,760)	1,640,520

REITs—3.76%
number of shares		market value
	HEALTHCARE—1.71%
68,400	HCP, Inc.	1,220,940

	STORAGE—2.05%
26,400	Public Storage	1,458,600

	Total REITs (cost $4,304,967)	2,679,540

SHORT-TERM INVESTMENTS—4.19%
number of shares		market value
2,988,468	Timothy Plan Money Market Fund, 0.07%(A)(B)	2,988,468

	Total Short-Term Investments (cost $2,988,468)	2,988,468

	TOTAL INVESTMENTS (cost $89,165,562)—100.04%	$71,378,227

	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.04)%	(25,070)

	NET ASSETS—100.00%	$71,353,157

	* Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2009.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009.

	Gross Unrealized Appreciation	$1,786,281
	Gross Unrealized Depreciation	(19,573,616)

	Net Unrealized Gain/(Loss)	$(17,787,335)

	Cost of Investments	$89,165,562

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

BONDS AND NOTES—89.61%

par value		market value
	CORPORATE BONDS—31.63%
$750,000	Anadarko Finance Co., 6.75%, 05/01/2011	$757,151
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	778,330
750,000	CIT Group, Inc., 5.00%, 02/13/2014	430,532
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	513,984
910,000	CRH America, Inc., 6.00%, 09/30/2016	642,525
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	948,191
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	463,731
900,000	ERP Operating LP, 5.125%, 03/15/2016	711,134
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	713,294
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	696,223
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	252,309
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	600,963
500,000	Oneok, Inc., 5.20%, 06/15/2015	445,776
500,000	PC Financial Partnership, 5.00%, 11/15/2014	445,977
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	246,833
750,000	PSI Energy, Inc., 6.05%, 06/15/2016	760,347
750,000	Simon Property Group LP, 5.75%, 12/01/2015	579,998
750,000	SLM Corp., 4.00%, 01/15/2010	633,001
500,000	Transocean, Inc., 6.00%, 03/15/2018	471,856
750,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	638,698
300,000	Unitrin, Inc., 4.875%, 11/01/2010	243,180
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	660,381
750,000	Willis North America, Inc., 6.20%, 03/28/2017	526,444
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	140,663

	Total Corporate Bonds (cost $15,143,618)	13,301,521

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

BONDS AND NOTES—89.61% (continued)

par value		market value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS—57.98%
$1,000,000	Federal Home Loan Bank, 5.50%, 08/13/2014	$1,140,713
189,814	GNMA Pool 3584, 6.00%, 07/20/2034	198,649
419,107	GNMA Pool 3612, 6.50%, 09/20/2034	441,358
1,257,868	GNMA Pool 3625, 6.00%, 10/20/2034	1,315,985
519,701	GNMA Pool 3637, 5.50%, 11/20/2034	541,830
810,961	GNMA Pool 3665, 5.50%, 01/20/2035	845,165
422,812	GNMA Pool 3679, 6.00%, 02/20/2035	442,234
1,079,554	GNMA Pool 3711, 5.50%, 05/20/2035	1,125,085
1,346,756	GNMA Pool 3865, 6.00%, 06/20/2036	1,408,613
1,011,926	GNMA Pool 3910, 6.00%, 10/20/2036	1,058,403
1,557,309	GNMA Pool 3939, 5.00%, 01/20/2037	1,616,286
1,562,259	GNMA Pool 4058, 5.00%, 12/20/2037	1,621,423
2,227,059	GNMA Pool 4072, 5.50%, 01/20/2038	2,318,090
66,187	GNMA Pool 585163, 5.00%, 02/15/2018	69,843
72,485	GNMA Pool 585180, 5.00%, 02/15/2018	76,489
73,234	GNMA Pool 592492, 5.00%, 03/15/2018	77,279
59,905	GNMA Pool 599821, 5.00%, 01/15/2018	63,214
875,917	GNMA Pool 604182, 5.50%, 04/15/2033	915,703
743,349	GNMA Pool 663776, 6.50%, 01/15/2037	781,037
179,903	GNMA Pool 781694, 6.00%, 12/15/2031	188,882
300,000	U.S. Treasury Bond, 5.375%, 02/15/2031	378,328
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,244,376
1,713,825	U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/2014	1,768,990
1,568,055	U.S. Treasury Inflation Indexed Bond, 2.50%, 07/15/2016	1,679,290
1,250,000	U.S. Treasury Note, 12.50%, 08/15/2014	1,303,224
1,050,000	U.S. Treasury Note, 4.75%, 05/15/2014	1,212,751
500,000	U.S. Treasury Note, 3.875%, 05/15/2018	551,719

	Total U.S. Government & Agency Obligations (cost $23,089,068)	24,384,959

	Total Bonds and Notes (cost $38,232,686)	37,686,480

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

SHORT-TERM INVESTMENTS—9.66%

number of shares		market value
4,064,517	Timothy Plan Money Market Fund, 0.07%(A)(B)	$4,064,517

	Total Short-Term Investments (cost $4,064,517)	4,064,517

	TOTAL INVESTMENTS (cost $42,297,203)—99.27%	$41,750,997

	OTHER ASSETS LESS LIABILITIES—0.73%	308,497

	NET ASSETS—100.00%	$42,059,494

	(A) Variable rate security; the yield shown represents the rate at March 31, 2009.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009.

	Gross Unrealized Appreciation	$1,401,362
	Gross Unrealized Depreciation	(1,947,568)

	Net Unrealized Gain/(Loss)	$(546,206)

	Cost of Investments	$42,297,203

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—95.93%

number of shares		market value
	AIRLINES—1.63%
5,225	Allegiant Travel Co. *	$237,528

	CHEMICALS—DIVERSIFIED—0.73%
2,450	FMC Corp.	105,693

	APPLICATIONS SOFTWARE—1.73%
7,675	Consol Energy, Inc.	193,717
4,000	Foundation Coal Holdings, Inc.	57,400

		251,117

	COMMERCIAL BANKS—EASTERN U.S.—0.37%
1,900	Signature Bank *	53,637

	COMMERCIAL SERVICES—FINANCIAL—2.31%
6,150	Lender Processing Services, Inc.	188,252
9,707	Net 1 UEPS Technologies, Inc. *	147,643

		335,895

	COMMERCIAL SERVICES—0.95%
6,458	Quanta Services, Inc. *	138,524

	COMPUTER AIDED DESIGN—1.25%
3,850	ANSYS, Inc. *	96,635
8,560	Parametric Technology Corp. *	85,429

		182,064

	COMPUTER MEMORY DEVICES—1.31%
12,795	NetApp, Inc. *	189,878

	COMPUTER SERVICES—1.46%
3,215	CACI International, Inc.—Class A *	117,315
4,550	Cognizant Technology Solutions Corp.—Class A *	94,594

		211,909

	CONSULTING SERVICES—2.66%
2,920	FTI Consulting, Inc. *	144,482
8,000	Navigant Consulting, Inc. *	104,560
7,350	SAIC, Inc. *	137,224

		386,266

	CONSUMER PRODUCTS—MISCELLANEOUS—0.48%
5,500	Jarden Corp. *	69,685

	CONTAINERS—METAL/GLASS—0.51%
2,240	Greif, Inc.—Class A	74,570

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—95.93% (continued)

number of shares		market value
	CONTAINERS—PAPER/PLASTIC—0.58%
5,825	Pactiv Corp. *	$84,987

	DENTAL SUPPLIES & EQUIPMENT—0.79%
8,050	Sirona Dental Systems, Inc. *	115,276

	DIAGNOSTIC EQUIPMENT—1.52%
8,765	Immucor, Inc. *	220,440

	DISTRIBUTION/WHOLESALE—1.09%
13,665	FGX International Holdings, Ltd. *	158,787

	ELECTRIC PRODUCTS—MISCELLANEOUS—1.45%
6,738	AMETEK, Inc.	210,697

	ELECTRONIC COMPONENTS—SEMICONDUCTORS—2.82%
11,000	Broadcom Corp.—Class A *	219,780
9,900	Microsemi Corp. *	114,840
4,825	Monolithic Power Systems, Inc. *	74,788

		409,408

	ELECTRONIC CONNECTORS—2.06%
10,514	Amphenol Corp.—Class A	299,544

	ELECTRONIC MEASURING INSTRUMENTS—1.79%
6,185	Axsys Technologies, Inc. *	260,017

	ENGINEERING/R&D SERVICES—0.49%
2,815	Stanley, Inc. *	71,473

	ENTERPRISE SOFTWARE/SERVICES—4.21%
13,678	Ariba, Inc. *	119,409
5,510	Concur Technologies, Inc. *	105,737
18,425	Informatica Corp. *	244,315
4,700	Sybase, Inc. *	142,363

		611,824

	ENVIRONMENTAL CONSULTING & ENGINEERING—1.52%
10,837	Tetra Tech, Inc. *	220,858

	FINANCE—INVESTMENT BANKER/BROKER—1.38%
4,625	Stifel Financial Corp. *	200,309

	INDUSTRIAL GASES—1.05%
4,500	Airgas, Inc.	152,145

	INSTRUMENTS—CONTROLS—0.53%
1,490	Mettler-Toledo International, Inc. *	76,482

	INTERNET APPLICATIONS SOFTWARE—0.39%
4,260	Vocus, Inc. *	56,615

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—95.93% (continued)

number of shares		market value
	INTERNET INFRASTRUCTURE SOFTWARE—1.11%
7,700	F5 Networks, Inc. *	$161,315

	INTERNET SECURITY—1.39%
6,040	McAfee, Inc. *	202,340

	MACHINERY—PUMPS—0.70%
1,819	Flowserve Corp.	102,082

	MEDICAL—BIOMEDICAL/GENE—3.37%
5,445	Alexion Pharmaceuticals, Inc. *	205,059
2,645	Myriad Genetics, Inc. *	120,268
1,500	OSI Pharmaceuticals, Inc. *	57,390
3,000	Regeneron Pharmaceuticals, Inc. *	41,580
1,000	United Therapeutics Corp. *	66,090

		490,387

	MEDICAL—DRUGS—2.74%
2,990	Cephalon, Inc. *	203,619
17,433	Eurand NV *	194,204

		397,823

	MEDICAL—GENERIC DRUGS—1.16%
6,820	Perrigo Co.	169,341

	MEDICAL—NURSING HOMES—0.95%
16,295	Sun Healthcare Group, Inc. *	137,530

	MEDICAL—OUTPATIENT/HOME MEDICAL CARE—0.41%
3,975	Gentiva Health Services, Inc. *	60,420

	MEDICAL INSTRUMENTS—1.34%
3,100	NuVasive, Inc. *	97,278
6,675	Volcano Corp. *	97,121

		194,399

	MEDICAL LABS & TESTING SERVICES—0.44%
3,931	ICON plc (ADR) *	63,486

	MEDICAL PRODUCTS—3.19%
3,625	Haemonetics Corp. *	199,665
6,610	Henry Schein, Inc. *	264,466

		464,131

	MEDICAL STERILIZATION PRODUCTS—0.50%
3,100	STERIS Corp.	72,168

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—95.93% (continued)

number of shares		market value
	NETWORKING PRODUCTS—1.45%
2,020	Atheros Communications, Inc. *	$29,613
8,900	Juniper Networks, Inc. *	134,034
3,000	Starent Networks Corp. *	47,430

		211,077

	NON-HAZARDOUS WASTE DISPOSAL—0.71%
4,025	Waste Connections, Inc. *	103,442

	OIL COMPANIES—EXPLORATION & PRODUCTION—5.29%
1,375	Comstock Resources, Inc. *	40,975
4,200	Concho Resources, Inc. *	107,478
5,500	EQT Corp.	172,315
9,800	EXCO Resources, Inc. *	98,000
8,501	Range Resources Corp.	349,901

		768,669

	OIL FIELD MACHINERY & EQUIPMENT—1.50%
7,581	National Oilwell Varco, Inc. *	217,651

	OIL—FIELD SERVICES—1.82%
16,230	Superior Energy Services, Inc. *	209,205
5,000	Weatherford International, Ltd. *	55,350

		264,555

	PATIENT MONITORING EQUIPMENT—1.64%
3,600	CardioNet, Inc. *	101,016
4,724	Masimo Corp. *	136,902

		237,918

	PHARMACY SERVICES—0.71%
5,200	Catalyst Health Solutions, Inc. *	103,064

	PHYSICAL THERAPY/REHAB CENTERS—1.24%
11,475	Psychiatric Solutions, Inc. *	180,502

	PRINTING—COMMERCIAL—0.89%
4,685	VistaPrint, Ltd. *	128,791

	PRIVATE CORRECTIONS—1.44%
15,793	The Geo Group, Inc. *	209,257

	PROPERTY/CASUALTY INSURANCE—2.30%
11,825	Fidelity National Financial, Inc.—Class A	230,706
4,225	Tower Group, Inc.	104,062

		334,768

	PUBLISHING—BOOKS—0.80%
3,900	John Wiley & Sons, Inc.—Class A	116,142

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—95.93% (continued)

number of shares		market value
	REINSURANCE—2.04%
2,900	PartnerRe, Ltd.	$180,003
4,900	Validus Holdings, Ltd.	116,032

		296,035

	RENTAL AUTO/EQUIPMENT—0.57%
3,100	Aaron Rents, Inc.	82,646

	RETAIL—APPAREL/SHOE—2.65%
2,975	Aeropostale, Inc. *	79,016
5,625	The Children’s Place Retail Stores, Inc. *	123,131
5,100	Ross Stores, Inc.	182,988

		385,135

	RETAIL—DISCOUNT—1.56%
5,080	Dollar Tree, Inc. *	226,314

	RETAIL—PAWN SHOPS—0.63%
7,875	Ezcorp, Inc.—Class A *	91,114

	RETAIL—REGIONAL DEPARTMENT STORES—1.31%
4,500	Kohl’s Corp. *	190,440

	RETAIL—RESTAURANTS—2.31%
8,065	The Cheesecake Factory, Inc. *	92,344
2,925	P.F. Chang’s China Bistro, Inc. *	66,924
18,520	Texas Roadhouse, Inc.—Class A *	176,496

		335,764

	SAVINGS & LOANS/THRIFTS—EASTERN U.S.—0.73%
5,900	People’s United Financial, Inc.	106,023

	SCHOOLS—0.98%
1,855	DeVry, Inc.	89,374
3,835	K12, Inc. *	53,306

		142,680

	SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—0.72%
11,400	Marvell Tchnology Group, Ltd. *	104,424

	SEMICONDUCTOR EQUIPMENT—0.87%
4,000	Formfactor, Inc. *	72,080
2,500	Varian Semiconductor Equipment Associates, Inc. *	54,150

		126,230

	TELECOMMUNICATION EQUIPMENT—2.15%
12,555	Nice Systems, Ltd. (ADR) *	312,117

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—95.93% (continued)

number of shares		market value
	THERAPEUTICS—1.48%
7,075	BioMarin Pharmaceutical, Inc. *	$87,376
4,500	Isis Pharmaceuticals, Inc. *	67,545
2,125	Onyx Pharmaceuticals, Inc. *	60,669

		215,590

	TRANSPORTATION—AIR FREIGHT—1.19%
9,950	Atlas Air Worldwide Holdings, Inc. *	172,632

	TRANSPORTATION—RAIL—0.39%
2,700	Genesee & Wyoming, Inc. *	57,375

	WIRELESS EQUIPMENT—2.20%
10,490	American Tower Corp.—Class A *	319,211

	Total Common Stocks (cost $15,595,435)	13,940,616

MASTER LIMITED PARTNERSHIPS—0.77%
number of shares		market value
	FINANCE—INVESTMENT BANKER/BROKER—0.77%
3,791	Lazard, Ltd.—Class A	111,455

	Total Master Limited Partnerships (cost $127,763)	111,455

SHORT-TERM INVESTMENTS—3.89%
number of shares		market value
565,753	Timothy Plan Money Market Fund, 0.07%(A)(B)	565,753

	Total Short-Term Investments (cost $565,753)	565,753

	TOTAL INVESTMENTS (cost $16,288,951)—100.59%	$14,617,824

	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.59)%	(85,268)

	NET ASSETS—100.00%	$14,532,556

	* Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2009.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009:

	Gross Unrealized Appreciation	$552,843
	Gross Unrealized Depreciation	(2,223,970)

	Net Unrealized Gain/(Loss)	$(1,671,127)

	Cost of Investments	$16,288,951

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—99.32%

number of shares		market value
	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT— ORIGINAL—0.60%
15,830	Johnson Controls, Inc.	$189,960

	CHEMICALS—DIVERSIFIED—0.55%
4,075	FMC Corp.	175,796

	COAL—0.68%
8,625	Consol Energy, Inc.	217,695

	COMMERCIAL BANKS—CENTRAL U.S.—0.23%
1,575	Cullen/Frost Bankers, Inc.	73,930

	COMMERCIAL SERVICE—FINANCIAL—9.04%
18,950	Lender Processing Services, Inc.	580,060
80,570	Paychex, Inc.	2,068,232
19,130	SEI Investments Co.	233,577

		2,881,869

	COMMERCIAL SERVICES—0.83%
12,376	Quanta Services, Inc. *	265,465

	COMPUTER AIDED DESIGN—0.52%
6,565	ANSYS, Inc. *	164,782

	COMPUTER MEMORY DEVICES—1.10%
23,525	NetApp, Inc. *	349,111

	COMPUTER SERVICES—0.67%
10,200	Cognizant Technology Solutions Corp.—Class A *	212,058

	CONSULTING SERVICES—1.43%
4,751	FTI Consulting, Inc. *	235,079
11,800	SAIC, Inc. *	220,306

		455,385

	CONTAINERS—METAL/GLASS—0.35%
3,330	Greif, Inc.—Class A	110,856

	CONTAINERS—PAPER/PLASTIC—0.51%
11,175	Pactiv Corp. *	163,043

	COSMETICS & TOILETRIES—2.72%
14,720	Colgate-Palmolive Co.	868,186

	DIALYSIS CENTERS—1.15%
8,360	DaVita, Inc. *	367,422

	DISPOSABLE MEDICAL PRODUCTS—2.12%
8,480	C.R. Bard, Inc.	676,026

	DIVERSIFIED MANUFACTURING OPERATIONS—1.67%
9,800	Danaher Corp.	531,356

	ELECTRIC PRODUCTS—MISCELLANEOUS—1.19%
12,169	AMETEK, Inc.	380,525

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—99.32% (continued)

number of shares		market value
	ELECTRONIC COMPONENTS—SEMICONDUCTORS—2.30%
17,305	Broadcom Corp.—Class A *	$345,754
24,550	Nvidia Corp. *	242,063
37,275	ON Semiconductor Corp. *	145,373

		733,190

	ELECTRONIC CONNECTORS—1.76%
19,722	Amphenol Corp.—Class A	561,880

	ELECTRONIC MEASURING INSTRUMENTS—0.48%
7,525	FLIR Systems, Inc. *	154,112

	ELECTRONICS—MILITARY—2.63%
12,350	L-3 Communications Holdings, Inc.	837,330

	ENTERPRISE SOFTWARE/SERVICES—0.77%
8,100	Sybase, Inc. *	245,349

	INDUSTRIAL GASES—0.88%
8,325	Airgas, Inc.	281,468

	INSTRUMENTS—CONTROLS—0.58%
3,625	Mettler-Toledo International, Inc. *	186,071

	INSTRUMENTS—SCIENTIFIC—2.90%
25,935	Thermo Fisher Scientific, Inc. *	925,101

	INTERNET INFRASTRUCTURE SOFTWARE—1.00%
15,175	F5 Networks, Inc. *	317,916

	INTERNET SECURITY—1.26%
11,975	McAfee, Inc. *	401,162

	INVESTMENT MANAGEMENT/ADVISORY SERVICES—4.70%
9,560	Franklin Resources, Inc.	514,997
14,135	Legg Mason, Inc.	224,746
26,250	T. Rowe Price Group, Inc.	757,575

		1,497,318

	LIFE/HEALTH INSURANCE—0.54%
8,890	Aflac, Inc.	172,110

	MACHINERY—PUMPS—0.51%
2,896	Flowserve Corp.	162,524

	MEDICAL—BIOMEDICAL/GENE—1.40%
8,920	Alexion Pharmaceuticals, Inc. *	335,927
1,685	United Therapeutics Corp. *	111,362

		447,289

	MEDICAL—DRUGS—1.06%
4,935	Cephalon, Inc. *	336,074

	MEDICAL—GENERIC DRUGS—0.83%
10,610	Perrigo Co.	263,446

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—99.32% (continued)

number of shares		market value
	MEDICAL INSTRUMENTS—1.77%
15,565	St. Jude Medical, Inc. *	$565,476

	MEDICAL LABS & TESTING SERVICES—2.18%
11,850	Laboratory Corp. of America Holdings *	693,106

	MEDICAL PRODUCTS—2.29%
11,088	Henry Schein, Inc. *	443,631
7,830	Zimmer Holdings, Inc. *	285,795

		729,426

	NETWORKING—0.77%
16,275	Juniper Networks, Inc. *	245,102

	OIL COMPANIES—EXPLORATION & PRODUCTION—5.28%
10,525	EQT Corp.	329,748
13,240	Occidental Petroleum Corp.	736,806
14,936	Range Resources Corp.	614,766

		1,681,320

	OIL COMPANIES—INTEGRATED—8.41%
30,130	Exxon Mobil Corp.	2,051,853
36,010	StatoilHydro ASA (ADR)	628,014

		2,679,867

	OIL FIELD MACHINERY & EQUIPMENT—2.09%
11,140	Cameron International Corp. *	244,300
14,692	National Oilwell Varco, Inc. *	421,807

		666,107

	OIL—FIELD SERVICES—1.54%
28,965	Superior Energy Services, Inc. *	373,359
10,575	Weatherford International, Ltd. *	117,065

		490,424

	PHARMACY SERVICES—4.90%
5,875	Express Scripts, Inc. *	271,249
31,230	Medco Health Solutions, Inc. *	1,291,048

		1,562,297

	PRINTING—COMMERCIAL—0.65%
7,526	VistaPrint, Ltd. *	206,890

	PRIVATE CORRECTIONS—1.17%
28,159	The Geo Group, Inc. *	373,107

	PROPERTY/CASUALTY INSURANCE—0.80%
12,978	Fidelity National Financial, Inc.—Class A	253,201

	PUBLISHING—BOOKS—0.75%
8,075	John Wiley & Sons, Inc.—Class A	240,474

	REINSURANCE—1.02%
5,225	PartnerRe, Ltd.	324,316

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—99.32% (continued)

number of shares		market value
	RENTAL AUTO/EQUIPMENT—0.48%
5,725	Aaron Rents, Inc.	$152,628

	RETAIL—APPAREL/SHOE—1.04%
9,225	Ross Stores, Inc.	330,993

	RETAIL—AUTO PARTS—1.54%
14,000	O’Reilly Automotive, Inc. *	490,140

	RETAIL—BUILDING PRODUCTS—5.16%
90,170	Lowe’s Companies, Inc.	1,645,603

	RETAIL—DISCOUNT—1.21%
8,670	Dollar Tree, Inc. *	386,248

	RETAIL—MAIL ORDER—0.55%
17,300	Williams-Sonoma, Inc.	174,384

	RETAIL—REGIONAL DEPARTMENT STORES—1.06%
8,000	Kohl’s Corp. *	338,560

	SAVINGS & LOANS/THRIFTS—EASTERN U.S.—0.73%
12,975	People’s United Financial, Inc.	233,161

	SCHOOLS—0.69%
4,539	DeVry, Inc.	218,689

	SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—0.50%
17,450	Marvell Technology Group, Ltd. *	159,842

	SEMICONDUCTOR EQUIPMENT—0.27%
3,975	Varian Semiconductor Equipment Associates, Inc. *	86,098

	THERAPEUTICS—0.35%
8,925	BioMarin Pharmaceutical, Inc. *	110,224

	TELECOMMUNICATION EQUIPMENT—1.52%
19,550	Nice Systems, Ltd. (ADR) *	486,013

	WIRELESS EQUIPMENT—1.64%
17,197	American Tower Corp.—Class A *	523,305

	Total Common Stocks (cost $39,146,238)	31,652,806

MASTER LIMITED PARTNERSHIPS—0.57%
number of shares		market value
	FINANCE—INVESTMENT BANKER/BROKER—0.57%
6,188	Lazard, Ltd.—Class A	181,927

	Total Master Limited Partnerships (cost $225,369)	181,927

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

SHORT-TERM INVESTMENTS—1.96%

number of shares		market value
624,279	Timothy Plan Money Market Fund, 0.07%(A)(B)	$624,279

	Total Short-Term Investments (cost $624,279)	624,279

	TOTAL INVESTMENTS (cost $39,995,886)—101.85%	$32,459,012

	LIABILITIES IN EXCESS OF OTHER ASSETS—(1.85)%	(588,521)

	NET ASSETS—100.00%	$31,870,491

	* Non-income producing securities.
	(ADR) American Depositary Receipt.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2009.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009:

	Gross Unrealized Appreciation	$1,067,184
	Gross Unrealized Depreciation	(8,604,058)

	Net Unrealized Gain/(Loss)	$(7,536,874)

	Cost of Investments	$39,995,886

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

MUTUAL FUNDS(A)—100.58%

number of shares		market value
1,234,155	Timothy Plan Aggressive Growth Fund—Class A	$4,208,469
558,104	Timothy Plan High Yield Bond Fund—Class A	3,449,082
1,585,939	Timothy Plan International Fund—Class A	8,468,916
1,645,454	Timothy Plan Large/Mid Cap Growth Fund—Class A	6,729,907
831,010	Timothy Plan Large/Mid Cap Value Fund—Class A	6,772,730
551,291	Timothy Plan Small-Cap Value Fund—Class A	4,255,963

	Total Mutual Funds (cost $59,011,180)	33,885,067

	TOTAL INVESTMENTS (cost $59,011,180)—100.58%	$33,885,067

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS—(0.58)%	(194,725)

	NET ASSETS—100.00%	$33,690,342

	(A) Funds held are other series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009:

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(25,126,113)

	Net Unrealized Gain/(Loss)	$(25,126,113)

	Cost of Investments	$59,011,180

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

MUTUAL FUNDS(A)—99.90%

number of shares		market value
496,216	Timothy Plan Aggressive Growth Fund—Class A	$1,692,098
1,068,456	Timothy Plan Fixed Income Fund—Class A	10,342,651
560,645	Timothy Plan High Yield Bond Fund—Class A	3,464,786
950,926	Timothy Plan International Fund—Class A	5,077,944
825,884	Timothy Plan Large/Mid Cap Growth Fund—Class A	3,377,868
829,930	Timothy Plan Large/Mid Cap Value Fund—Class A	6,763,928
440,227	Timothy Plan Small-Cap Value Fund—Class A	3,398,549

	Total Mutual Funds (cost $49,733,625)	34,117,824

SHORT-TERM INVESTMENTS—0.13%
number of shares		market value
44,401	Timothy Plan Money Market Fund, 0.07%(A)(B)	44,401

	Total Short-Term Investments (cost $44,401)	44,401

	TOTAL INVESTMENTS (cost $49,778,026)—100.03%	$34,162,225

	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.03)%	(10,098)

	NET ASSETS—100.00%	$34,152,127

	(A) Funds held are other series within the Timothy Plan
	(B) Variable rate security; the yield shown represents the rate at March 31, 2009.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009:

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(15,615,801)

	Net Unrealized Gain/(Loss)	$(15,615,801)

	Cost of Investments	$49,778,026

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

SHORT-TERM INVESTMENTS—99.99%

par value		market value
	U.S. Government Agencies(A)—89.91%
$1,500,000	Federal Home Loan Bank, 0.27%, 04/03/2009	$1,499,973
1,500,000	Federal Home Loan Bank, 0.29%, 04/08/2009	1,499,904
1,000,000	Federal Home Loan Bank, 0.32%, 04/15/2009	999,868
1,000,000	Federal Home Loan Bank, 0.25%, 04/17/2009	999,884
1,250,000	Federal Home Loan Bank, 0.34%, 04/22/2009	1,249,748
1,500,000	Federal Home Loan Bank, 0.31%, 04/24/2009	1,499,693
1,500,000	Federal Home Loan Bank, 0.23%, 04/28/2009	1,499,730
1,500,000	Federal Home Loan Bank, 0.38%, 05/01/2009	1,499,513
1,500,000	Federal Home Loan Bank, 0.16%, 05/08/2009	1,499,753
1,500,000	Federal Home Loan Bank, 0.38%, 05/15/2009	1,499,285
1,550,000	Federal Home Loan Bank, 0.37%, 05/20/2009	1,549,206
1,400,000	Federal Home Loan Bank, 0.28%, 05/22/2009	1,399,442
1,500,000	Federal Home Loan Bank, 0.43%, 05/26/2009	1,498,991
1,500,000	Federal Home Loan Bank, 0.38%, 05/29/2009	1,499,057
1,550,000	Federal Home Loan Bank, 0.14%, 06/05/2009	1,549,608
1,000,000	Federal Home Loan Bank, 0.17%, 06/24/2009	999,603
600,000	Federal Home Loan Bank, 0.51%, 09/02/2009	598,700
1,000,000	Federal Home Loan Bank, 0.49%, 09/09/2009	997,819

	Total U.S. Government Agencies (cost $23,839,777)	23,839,777

	Money Market Instruments—10.08%
2,671,259	Fidelity Institutional Money Market Portfolio, 0.93%(B)	2,671,259

	Total Money Market Instruments (cost $2,671,259)	2,671,259

	TOTAL INVESTMENTS (cost $26,511,036)—99.99%	26,511,036

	CASH & OTHER ASSETS LESS LIABILITIES—0.01%	3,444

	NET ASSETS—100.00%	$26,514,480

	(A) Discount note; the rate shown represents the yield at March 31, 2009.
	(B) Variable rate security; the rate shown represents the yield at March 31, 2009.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009:

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	—

	Net Unrealized Gain/(Loss)	$—

	Cost of Investments	$26,511,036

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

BONDS AND NOTES—90.07%

par value		market value
	CORPORATE BONDS—90.07%
$250,000	Actuant Corp, 6.875%, 06/15/2017	$213,125
500,000	Ashtead Holdings plc, 8.625%, 08/01/2015(A)	287,500
500,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015	287,500
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	277,500
500,000	China Properties Group, Ltd., 9.125%, 05/04/2014(A)	202,500
500,000	CIT Group, Inc., 4.75%, 12/15/2010	403,368
200,000	Copano Energy LLC, 7.75%, 06/01/2018(A)	160,000
500,000	Crum & Forster Holdings Corp., 7.75%, 05/01/2017	392,500
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	327,500
150,000	El Paso Corp., 12.00%, 12/12/2013	158,625
500,000	Energy Future Holdings Corp., 10.88%, 11/01/2017(A)	325,000
500,000	Felcor Lodging LP, 4.442%, 12/01/2011(B)	242,500
500,000	Forest Oil Corp., 7.25%, 06/15/2019	397,500
250,000	Frontier Communications Corp., 9.25%, 05/15/2011	255,000
500,000	Georgia-Pacific LLC, 7.70%, 06/15/2015	455,000
501,000	The Goodyear Tire & Rubber Co., 8.625%, 12/01/2011	418,335
500,000	Hawker Beechcraft Acquisition Co., LLC, 8.50%, 04/01/2015	130,000
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016(A)	297,500
500,000	Intergen NV, 9.00%, 06/30/2017(A)	455,000
100,000	International Paper Co., 7.40%, 06/15/2014	82,578
420,000	Ipalco Enterprises, Inc., 7.25%, 04/01/2016(A)	373,800
500,000	Janus Capital Group, Inc., 6.95%, 06/15/2017(D)	248,172
200,000	Kansas City Southern Railway, 13.00%, 12/15/2013	205,000
400,000	Liberty Mutual Group, Inc., 10.75%, 06/15/2058(A)(D)	196,226
500,000	MarkWest Energy Partners LP, 6.875%, 11/01/2014	355,000
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014	150,000
275,000	Nisource Finance Corp., 10.75%, 03/15/2016	278,733
500,000	Noranda Aluminum Acquisition Corp., 6.595%, 05/15/2015(B)	157,500
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	177,500
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	186,250
500,000	Seitel, Inc., 9.75%, 02/15/2014	223,750
250,000	Service Corp. International, 7.00%, 06/15/2017	213,750
500,000	SLM Corp., 5.00%, 04/15/2015	235,258
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	387,500
500,000	Swift Energy Co., 7.125%, 06/01/2017	292,500
500,000	Terra Capital, Inc., 7.00%, 02/01/2017	462,500
250,000	Texas Industries, Inc., 7.25%, 07/15/2013	190,000
150,000	Tyson Foods, Inc., 10.50%, 03/01/2014(A)	153,750

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

BONDS AND NOTES—90.07% (continued)

par value		market value
	CORPORATE BONDS—90.07% (continued)
$500,000	United States Steel Corp., 6.05%, 06/01/2017	$309,799
500,000	USG Corp., 9.25%, 01/15/2018(D)	307,500
200,000	Videotron, Ltd., 9.125%, 04/15/2018(A)	204,250
400,000	Vimpel Communications, 9.125%, 04/30/2018(A)	248,000
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014(A)	322,500
500,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	377,500

	TOTAL CORPORATE BONDS (cost $17,926,588)	12,025,269

SHORT-TERM INVESTMENTS—2.58%
number of shares		market value
344,794	Timothy Plan Money Market Fund, 0.07%(B)(C)	344,794

	Total Short-Term Investments (cost $344,794)	344,794

	TOTAL INVESTMENTS (cost $18,271,382)—92.65%	$12,370,063

	OTHER ASSETS LESS LIABILITIES—7.35%	980,975

	NET ASSETS—100.00%	$13,351,038

(A)   144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

	(B) Variable rate security; the yield shown represents the rate at March 31, 2009.
	(C) Fund held is another series within the Timothy Plan.
	(D) Multi-Coupon Security: The rate shown represents the coupon at March 31, 2009.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009:

	Gross Unrealized Appreciation	$141,117
	Gross Unrealized Depreciation	(6,042,436)

	Net Unrealized Gain/(Loss)	$(5,901,319)

	Cost of Investments	$18,271,382

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—83.99%

number of shares		market value
	AGRICULTURAL CHEMICALS—1.51%
12,500	Agrium, Inc.	$447,375

	AUTOMOTIVE—CARS & LT. TRUCKS—2.73%
34,000	Honda Motor Co., Ltd. (ADR)	805,800

	CELLULAR TELECOMMUNICATIONS—6.29%
20,000	America Movil SAB de C.V.—Series L (ADR)	541,600
46,000	NTT DoCoMo, Inc. (ADR)	627,900
56,000	Turkcell Iletisim Hizmetleri AS (ADR)	688,240

		1,857,740

	COMMERCIAL BANKS—NON U.S.—6.62%
105,000	Banco Santander S.A. (ADR)	724,500
14,000	BOC Hong Kong Holdings, Ltd. (ADR)(A)	286,440
25,000	DBS Group Holdings, Ltd. (ADR)(A)	555,000
23,500	Intesa Sanpaolo SpA (ADR)(A)	389,630

		1,955,570

	COMPUTER SERVICES—1.52%
28,000	Cap Gemini S.A. (ADR)(A)	448,000

	COSMETICS & TOILETRIES—2.85%
58,000	Shiseido Co, Ltd. (ADR)(A)	841,580

	DIALYSIS CENTERS—3.67%
28,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,083,600

	DIVERSIFIED BANKING INSTITUTIONS—2.28%
137,100	Mitsubishi UFJ Financial Group, Inc. (ADR)	674,532

	DIVERSIFIED MINERALS—2.54%
44,380	Anglo American plc (ADR)	378,561
33,000	Companhia Vale do Rio Doce (ADR)	372,240

		750,801

	DIVERSIFIED OPERATIONS—2.28%
102,000	Keppel Corp., Ltd. (ADR)(A)	675,240

	ELECTRIC—INTEGRATED—6.76%
105,000	HongKong Electric Holdings, Ltd.(A)	621,600
4,000	International Power plc (ADR)(A)	121,600
9,100	RWE AG (ADR)(A)	638,365
38,000	Scottish & Southern Energy plc (ADR)(A)	617,500

		1,999,065

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—83.99% (continued)

number of shares		market value
	ENGINEERING/R&D SERVICES—2.31%
49,000	ABB, Ltd. (ADR)	$683,060

	FINANCE—CONSUMER LOANS—1.14%
43,000	Promise Co., Ltd. (ADR)(A)	336,690

	FOOD—MISCELLANEOUS/DIVERSIFIED—2.43%
34,000	Kerry Group plc (ADR)(A)	719,100

	FOOD—RETAIL—1.53%
25,000	WM Morrison Supermarkets plc (ADR)(A)	451,250

	MACHINERY—CONSTRUCTION/MINING—1.12%
49,000	Atlas Copco AB—Class B (ADR)(A)	330,750

	MEDICAL PRODUCTS—2.75%
26,000	Smith & Nephew plc (ADR)	812,500

	MEDICAL—DRUGS—1.83%
31,000	Takeda Pharmaceutical Co., Ltd. (ADR)(A)	540,950

	MULTI-LINE INSURANCE—1.15%
21,500	Zurich Financial Services AG (ADR)(A)	340,560

	OFFICE AUTOMATION & EQUIPMENT—3.04%
31,000	Canon, Inc. (ADR)	899,930

	OIL COMPANIES—INTEGRATED—7.16%
30,200	Petroleo Brasileiro S.A. (ADR)	739,900
16,668	StatoilHydro ASA (ADR)	290,690
22,100	Total S.A. (ADR)	1,084,226

		2,114,816

	PHOTO EQUIPMENT & SUPPLIES—1.63%
22,000	FUJIFILM Holdings Corp. (ADR)	483,340

	PROPERTY/CASUALTY INSURANCE—2.00%
24,000	Tokio Marine Holdings, Inc. (ADR)(A)	589,680

	SOAP & CLEANING PREPARATIONS—4.31%
50,900	Henkel AG & Co. KGaA (ADR)(A)	1,272,500

	TELECOMMUNICATION SERVICES—6.42%
46,439	Chunghwa Telecom Co., Ltd. (ADR)	846,583
63,000	Singapore Telecommunications, Ltd. (ADR)(A)	1,048,950

		1,895,533

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

COMMON STOCKS—83.99% (continued)

number of shares		market value
	TELEPHONE—INTEGRATED—4.06%
20,100	Telefonica S.A. (ADR)	$1,198,362

	WATER—2.06%
44,000	United Utilities Group plc (ADR)(A)	607,200

	Total Common Stocks (cost $36,578,989)	24,815,524

SHORT-TERM INVESTMENTS—11.75%
number of shares		market value
3,472,461	Timothy Plan Money Market Fund, 0.07%(B)(C)	3,472,461

	Total Short-Term Investments (cost $3,472,461)	3,472,461

	TOTAL INVESTMENTS (cost $40,051,450)—95.74%	$28,287,985

	OTHER ASSETS LESS LIABILITIES—4.26%	1,259,337

	NET ASSETS—100.00%	$29,547,322

(ADR)  American Depositary Receipt.

(A)   Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund’s Good Faith Pricing Guidelines. Such values are approved by the Board of Trustees. The total value of such securities at March 31, 2009 is $11,432,585, which represents 39% of net assets.

(B)   Variable rate security; the yield shown represents the rate at March 31, 2009.

(C)   Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2009:

	Gross Unrealized Appreciation	$145,174
	Gross Unrealized Depreciation	(11,908,639)

	Net Unrealized Gain/(Loss)	$(11,763,465)

	Cost of Investments	$40,051,450

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2009—(Unaudited)

DIVERSIFICATION OF ASSETS

country	percentage of net assets
Japan	19.63%
Germany	10.14%
United Kingdom	10.12%
Singapore	7.71%
Spain	6.51%
France	5.19%
Brazil	3.76%
Switzerland	3.47%
Hong Kong	3.07%
Taiwan	2.87%
Ireland	2.43%
Turkey	2.33%
Mexico	1.83%
Canada	1.51%
Italy	1.32%
Sweden	1.12%
Norway	0.98%

Total	83.99%
Money Market Securities	11.75%
Other assets less liabilities	4.26%

Grand Total	100.00%

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2009—(Unaudited)

TIMOTHY PLAN

Note 1—Unrealized Appreciation (Depreciation)

At March 31, 2009, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Small-Cap Value	$50,242,025	$1,215,164	$(9,128,087)	$(7,912,923)
Large / Mid-Cap Value	$89,165,562	$1,786,281	$(19,573,616)	$(17,787,335)
Fixed Income	$42,297,203	$1,401,362	$(1,947,568)	$(546,206)
Aggressive Growth	$16,288,951	$552,843	$(2,223,970)	$(1,671,127)
Large / Mid-Cap Growth	$39,995,886	$1,067,184	$(8,604,058)	$(7,536,874)
Strategic Growth	$59,011,180	$—	$(25,126,113)	$(25,126,113)
Conservative Growth	$49,778,026	$—	$(15,615,801)	$(15,615,801)
Money Market	$26,511,036	$—	$—	$—
High Yield Bond	$18,271,382	$141,117	$(6,042,436)	$(5,901,319)
International	$40,051,450	$145,174	$(11,908,639)	$(11,763,465)

Note 2—Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Timothy Plan Small Cap Value Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$42,329,102	$—
Level 2—Other Significant Observable Inputs	$—	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$42,329,102	$—
*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Small Cap Value Fund did not hold any assets at any time during the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2009—(Unaudited)

TIMOTHY PLAN

The following is a summary of the inputs used to value the Timothy Plan Large/Mid Cap Value Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$71,378,227	$—
Level 2—Other Significant Observable Inputs	$—	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$71,378,227	$—
*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Large/Mid Cap Value Fund did not hold any assets at any time during the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Fixed Income Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$4,064,517	$—
Level 2—Other Significant Observable Inputs	$37,686,480	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$41,750,997	$—
*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Fixed Income Fund did not hold any assets at any time during the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Aggressive Growth Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$14,617,824	$—
Level 2—Other Significant Observable Inputs	$—	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$14,617,824	$—
*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Aggressive Growth Fund did not hold any assets at any time during the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Large/Mid Cap Growth Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$32,459,012	$—
Level 2—Other Significant Observable Inputs	$—	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$32,459,012	$—
*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Large/Mid Cap Growth Fund did not hold any assets at any time during

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2009—(Unaudited)

TIMOTHY PLAN

the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Strategic Growth Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$33,885,067	$—
Level 2—Other Significant Observable Inputs	$—	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$33,885,067	$—
*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Strategic Growth Fund did not hold any assets at any time during the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2009—(Unaudited)

TIMOTHY PLAN

The following is a summary of the inputs used to value the Timothy Plan Conservative Growth Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$34,162,225	$—
Level 2—Other Significant Observable Inputs	$—	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$34,162,225	$—
*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Conservative Growth Fund did not hold any assets at any time during the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Money Market Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$2,671,259	$—
Level 2—Other Significant Observable Inputs	$23,839,777	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$26,511,036	$—
*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Money Market Fund did not hold any assets at any time during the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan High Yield Bond Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$344,794	$—
Level 2—Other Significant Observable Inputs	$12,025,269	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$12,370,063	$—
*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan High Yield Bond Fund did not hold any assets at any time during the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan International Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1—Quoted Prices in Active Markets	$16,855,400	$—
Level 2—Other Significant Observable Inputs	$11,432,585	$—
Level 3—Significant Unobservable Inputs	$—	$—
Total	$28,287,985	$—

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2009—(Unaudited)

TIMOTHY PLAN

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan International Fund did not hold any assets at any time during the quarter ended March 31, 2009 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer

Date:	05/12/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	05/12/2009